UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/13

Item 1.  Reports to Stockholders.

MutualHedge Frontier Legends Fund

CLASS A, CLASS C AND CLASS I SHARES

Semi - Annual Report

March 31, 2013

1-888-643-3431

WWW.MUTUALHEDGE.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

MutualHedge Frontier Legends Fund
PORTFOLIO REVIEW
March 31, 2013 (Unaudited)

The Portfolio's performance figures* for the period ended March 31, 2013, as compared to its benchmark:

	Six Months	One Year	Three Year	Since Inception**
MutualHedge Frontier Legends Fund Class A	(3.02)%	(1.53)%	1.46%	1.07%
MutualHedge Frontier Legends Fund Class A with load	(8.63)%	(7.22)%	(0.51)%	(0.76)%
MutualHedge Frontier Legends Fund Class C	(3.37)%	(2.27)%	0.67%	0.31%
MutualHedge Frontier Legends Fund Class I	(2.91)%	(1.23)%	N/A	(0.96)%
Barclay BTOP50 Index	0.30%	0.61%	0.35%	0.59%
S&P 500 Total Return Index	10.19%	13.96%	12.67%	13.48%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.45% for Class A shares, 3.20% for Class C shares and 2.20% for Class I Shares per the January 29, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-643-3431.

The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is December 31, 2009 for Class A and Class C shares. Inception date is May 24, 2011 for Class I shares.

Holdings by Asset Class			% of Net Assets
Exchange Traded Funds			53.0%
Structured Note			1.8%
Options Purchased			0.4%
Other / Cash & Cash Equivalents Less Liabilities			44.8%
			100.0%

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)
Shares		Value
	EXCHANGE TRADED FUNDS - 53.0%
1,140,150	iShares Barclays 1-3 Year Credit Bond Fund	$ 120,331,431
595,430	iShares Core Total US Bond Market ETF	65,931,964
1,465,225	Vanguard Short-Term Bond ETF	118,668,573
1,518,470	Vanguard Short-Term Corporate Bond ETF	121,963,510
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $421,137,163)	426,895,478

Principal
	STRUCTURED NOTE - 1.8%
$ 15,000,000	SGI 10 Year Bond Index Deposit, due 2/27/16 *
	(Cost $15,000,000)	14,538,000

Contracts ^
	PURCHASED OPTIONS*+ - 0.4%
	PURCHASED CALL OPTIONS - 0.0% ^^
17	GOLD, Strike Price $1800, Expiration Date 11/25/2013	30,770
36	MINI-S&P INDEX, Strike Price $1550, Expiration Date 06/21/2013	81,900
	TOTAL PURCHASED CALL OPTIONS (Cost $129,973)	112,670

	PURCHASED PUT OPTIONS - 0.4%
52	BRITISH POUNDS, Strike Price $1.52, Expiration Date 06/07/2013	66,950
36	BRITISH POUNDS, Strike Price $1.50, Expiration Date 06/07/2013	28,125
59	CANADIAN DOLLAR, Strike Price $0.99, Expiration Date 06/07/2013	84,370
87	COPPER (LME), Strike Price $6500, Expiration Date 07/02/2014	641,538
9	COPPER (LME), Strike Price $7500, Expiration Date 04/03/2013	11,027
16	COPPER (LME), Strike Price $7500, Expiration Date 06/05/2013	81,636
18	COPPER (LME), Strike Price $7750, Expiration Date 04/03/2013	105,687
26	COPPER (LME), Strike Price $7600, Expiration Date 07/03/2013	192,315
18	COPPER (LME), Strike Price $7200, Expiration Date 07/03/2013	66,915
23	CORN, Strike Price $5.60, Expiration Date 11/22/2013	66,412
239	CORN, Strike Price $5.50, Expiration Date 04/25/2014	633,350
17	COTTON #2, Strike Price $0.80, Expiration Date 11/08/2013	23,885
69	EURO FX, Strike Price $1.30, Expiration Date 06/07/2013	229,425
59	JAPENESE YEN, Strike Price $0.01, Expiration Date 06/07/2013	151,925
26	JAPENESE YEN, Strike Price $0.01, Expiration Date 09/06/2013	84,825
18	LEAD, Strike Price $2150, Expiration Date 07/03/2013	51,912
47	MINI-S&P INDEX, Strike Price $1550, Expiration Date 09/20/2013	135,360
18	SOYBEAN, Strike Price $13, Expiration Date 10/25/2013	91,688
34	SOYBEAN, Strike Price $12.40, Expiration Date 10/25/2013	114,538
18	ZINC (LME), Strike Price $1900, Expiration Date 07/03/2013	33,557
	TOTAL PURCHASED PUT OPTIONS (Cost $3,420,696)	2,895,440

	TOTAL PURCHASED OPTIONS (Cost $3,550,669)	$ 3,008,110

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

	Shares
		SHORT-TERM INVESTMENTS - 19.0%
	47,634,235	International Dollar Reserve Fund I Limited ** +	$ 47,634,235
	52,614,081	Goldman Sachs Funds PLC - US$ Liquidity Reserves Fund ** +	52,614,081
	52,621,970	JPMorgan Liquidity Funds - US Dollar Liquidity Fund ** +	52,621,970
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $152,870,286)	152,870,286

		TOTAL INVESTMENTS - 74.2% (Cost $592,558,118) (a)	$ 597,311,874
		OTHER ASSETS AND LIABILITIES - NET - 25.8%	208,030,822
		TOTAL NET ASSETS - 100.0%	$ 805,342,696

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes , including written options, is $591,172,241 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 6,865,856
		Unrealized Depreciation:	(1,484,057)
		Net Unrealized Appreciation:	$ 5,381,799
*	Non-Income producing investment.
^	Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
^^	Represents less than 0.0%
**	Pledged as collateral for swap agreement.
+	This investment is a holding of MutualHedge Fund Limited CFC.

	Contracts ^		Value
		WRITTEN CALL OPTIONS*
	9	COPPER (LME), Strike Price $8000, Expiration Date 04/03/2013	$ 5
	16	COPPER (LME), Strike Price $9000, Expiration Date 09/04/2013	11,460
	9	CANADIAN DOLLAR, Strike Price $7750, Expiration Date 04/03/2013	704
	17	GOLD, Strike Price $1640, Expiration Date 05/28/2013	23,290
		TOTAL WRITTEN CALL OPTIONS (Premiums received $119,220)	35,459

		WRITTEN PUT OPTIONS*
	69	ALUMINUM , Strike Price $1825, Expiration Date 07/03/2013	68,327
	36	BRITISH POUNDS, Strike Price $1.50, Expiration Date 04/05/2013	3,600
	59	CANADIAN DOLLAR, Strike Price $0.95, Expiration Date 06/07/2013	12,980
	16	COPPER (LME), Strike Price $7000, Expiration Date 09/04/2013	69,984
	9	COPPER (LME), Strike Price $7500, Expiration Date 04/03/2013	11,027
	16	COPPER (LME), Strike Price $7500, Expiration Date 06/05/2013	81,636
	18	COPPER (LME), Strike Price $7750, Expiration Date 04/03/2013	105,687
	9	COPPER (LME), Strike Price $7250, Expiration Date 04/03/2013	1,080
	17	COPPER (LME), Strike Price $7250, Expiration Date 05/01/2013	25,445
	35	COPPER (LME), Strike Price $7200, Expiration Date 07/03/2013	130,113
	35	CORN, Strike Price $5, Expiration Date 11/22/2013	46,375
	53	EURO FX, Strike Price $1.25, Expiration Date 05/03/2013	31,138
	24	JAPENESE YEN, Strike Price $0.01, Expiration Date 04/05/2013	24,000
	18	LEAD, Strike Price $2150, Expiration Date 07/03/2013	51,912
	49	MINI-S&P INDEX, Strike Price $1400, Expiration Date 06/21/2013	17,395
	58	MINI-S&P INDEX, Strike Price $1300, Expiration Date 06/21/2013	8,120
	18	ZINC (LME), Strike Price $1900, Expiration Date 07/03/2013	33,556
		TOTAL WRITTEN PUT OPTIONS (Premiums received $619,637)	722,375

		TOTAL WRITTEN OPTIONS (Premiums received $738,857)	$ 757,834

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

Unrealized
SWAP CONTRACT		Gain (Loss)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of CTA programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs.  The swap was effective on September 26, 2011 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an 0.50% fee to Deutsche Bank. (Notional Value $740,441,880)

$ (18,223,224)
	Total Net Unrealized Loss on Swap Contract	$ (18,223,224)

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Foreign Currency Units to Receive/Deliver+		In Exchange For		Contracts at U.S. $ Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased
6/19/2013	(53,093,152)	USD	(40,951,375)	EUR	(53,093,152)	$ 547,500
6/19/2013	(37,052,776)	USD	(24,640,815)	GBP	(37,052,776)	(353,653)
6/19/2013	(21,239,119)	THB	(715,033)	USD	(721,945)	6,912
6/19/2013	(22,000,247)	USD	(21,227,932)	AUD	(22,000,247)	21,695
6/19/2013	(78,431,556)	NOK	(13,602,124)	USD	(13,399,827)	(202,297)
6/19/2013	(1,408,209,413)	KRW	(1,289,290)	USD	(1,258,217)	(31,073)
6/19/2013	(1,513,315,774)	JPY	(15,840,992)	USD	(16,095,942)	255,396
6/19/2013	(392,923,009)	INR	(7,077,173)	USD	(7,097,405)	20,232
6/19/2013	(19,356,600)	BRL	(9,732,249)	USD	(9,505,215)	(227,034)
6/19/2013	(5,727,474)	TWD	(192,927)	USD	(192,067)	(860)
6/19/2013	(117,456,567,268)	IDR	(11,996,575)	USD	(11,953,273)	(43,302)
6/19/2013	(9,464,464)	USD	(11,459,439)	NZD	(9,464,464)	(71,371)
6/19/2013	(1,689,504)	PHP	(41,550)	USD	(41,429)	(121)
6/19/2013	(1,722,024)	MYR	(550,809)	USD	(555,113)	4,305
6/19/2013	(716,520)	SGD	(575,228)	USD	(577,909)	2,693
6/19/2013	(24,522,803)	CAD	(23,887,681)	USD	(24,083,413)	195,723
6/19/2013	(13,350,819)	TRY	(7,325,623)	USD	(7,303,223)	(22,490)
6/19/2013	(2,245,574)	ILS	(608,850)	USD	(615,520)	6,666
6/19/2013	(3,391,329)	CZK	(172,669)	USD	(168,745)	(3,924)
6/19/2013	(376,002)	ZAR	(40,357)	USD	(40,369)	12
6/19/2013	(78,727,747)	SEK	(12,302,659)	USD	(12,082,315)	(220,346)
6/19/2013	(989,015,988)	HUF	(4,239,757)	USD	(4,131,364)	(108,386)
6/19/2013	(10,300,538)	PLN	(3,208,815)	USD	(3,143,996)	(64,819)
6/19/2013	(105,241,956)	RUB	(3,369,302)	USD	(3,342,394)	(26,908)
6/19/2013	(1,217,511,197)	CLP	(2,545,034)	USD	(2,549,589)	4,737
6/19/2013	(963,766,831)	COP	(530,752)	USD	(524,657)	(6,095)
6/19/2013	(3,334,971)	PEN	(1,285,938)	USD	(1,285,096)	(811)
6/19/2013	(97,237,277)	MXN	(7,675,116)	USD	(7,830,671)	155,555
						$ (162,064)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2013 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Settlement Date	Foreign Currency Units to Receive/Deliver+		In Exchange For		Contracts at U.S. $ Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold
6/19/2013	30,832,101	USD	23,731,544	EUR	$ 30,832,101	$ (381,610)
6/19/2013	37,654,576	USD	24,913,320	GBP	37,654,576	165,534
6/19/2013	2,441,905	THB	82,785	USD	83,003	(219)
6/19/2013	29,750,615	USD	29,017,998	AUD	29,750,615	293,459
6/19/2013	47,740,744	NOK	8,198,154	USD	8,156,061	41,772
6/19/2013	2,242,516,660	KRW	2,009,103	USD	2,003,733	5,443
6/19/2013	1,541,205,714	JPY	16,249,108	USD	16,393,644	(143,932)
6/19/2013	16,615,180	INR	299,816	USD	300,122	(305)
6/19/2013	9,286,218	BRL	4,576,067	USD	4,560,028	15,995
6/19/2013	64,911,711	TWD	2,193,754	USD	2,176,768	16,986
6/19/2013	6,167,654,011	IDR	626,824	USD	627,667	(843)
6/19/2013	17,363,316	USD	21,065,345	NZD	17,363,316	165,958
6/19/2013	79,982,272	PHP	1,965,460	USD	1,961,276	4,183
6/19/2013	267,537	MYR	85,542	USD	86,243	(701)
6/19/2013	6,358,480	SGD	5,095,061	USD	5,128,540	(33,473)
6/19/2013	48,999,722	CAD	47,774,322	USD	48,158,428	(347,426)
6/19/2013	2,115,144	TRY	1,153,446	USD	1,157,017	(3,575)
6/19/2013	2,540,232	ILS	686,605	USD	696,282	(9,677)
6/19/2013	95,009,069	CZK	4,816,058	USD	4,727,413	88,611
6/19/2013	14,612,945	ZAR	1,566,704	USD	1,568,913	(2,205)
6/19/2013	52,459,927	SEK	8,090,181	USD	8,050,996	39,179
6/19/2013	510,145,806	HUF	2,139,921	USD	2,131,119	8,913
6/19/2013	2,752,219	PLN	845,812	USD	840,049	5,762
6/19/2013	13,266,149	RUB	423,035	USD	421,319	1,713
6/19/2013	123,122,900	CLP	257,258	USD	257,845	(592)
6/19/2013	961,949,066	COP	523,507	USD	523,667	(160)
6/19/2013	3,336,814	PEN	1,281,844	USD	1,285,831	(3,994)
6/19/2013	4,715,661	MXN	377,923	USD	379,762	(1,836)
						$ (77,040)

	Net Unrealized Depreciation from Forward Foreign Currency Contracts					$ (239,104)

+ This investment is a holding of MutualHedge Fund Limited CFC.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts
March 31, 2013 (Unaudited)

Description	Long Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10 YEAR NOTE	583	$ 76,946,891	June 2013	$ 383,181
10YR JGB	25	38,595,840	June 2013	140,310
2 YEAR NOTE	198	43,649,719	June 2013	7,042
3 MONTH EURO SWISS FRANC	136	35,844,790	June 2013 - March 2014	17,304
3 MONTH EURO YEN	54	14,300,533	June 2013 - June 2014	(2,269)
3 MONTH STERLING	1,744	329,563,710	September 2013 - March 2016	73,919
30 DAY FED FUNDS	1	416,117	September 2013	(21)
3YR GOVERNMENT T BOND	1	141,692	June 2013	313
5 YEAR NOTE	500	62,027,344	June 2013	87,391
90 DAY EURO TIME DEPOSIT	1,685	418,833,038	June 2013 - March 2016	(7,613)
AEX INDEX	57	5,076,785	April 2013	(40,470)
ALUMINUM	263	12,481,154	April 2013 -December 2013	(972,645)
AUD 90DAY BILL	3	727,702	December 2013 - March 2013	(760)
AUD/JPY	1	206,686	June 2013	(1,252)
AUSTRALIAN DOLLAR	102	10,560,060	June 2013	57,944
BANK ACCEPTANCE NOTE	424	105,057,303	June 2013-December 2013	17,360
BRENT OIL	111	12,211,990	May 2013 - June 2013	38,690
CAC40 10 INDEX	131	6,267,107	April 2013	(131,690)
CANADIAN GOVERNMENT BOND	41	5,441,144	June 2013	26,342
CANOLA	21	258,217	May 2013	1,297
COCOA	25	552,964	May 2013 -July 2013	6,284
COFFEE	47	971,330	May 2013 -July 2013	(49,650)
COPPER (LME)	232	43,694,476	April 2013- July 2014	(2,083,375)
CORN	276	9,142,488	May 2013 - December 2013	(126,581)
COTTON #2	65	2,876,300	May 2013 -July 2013	111,865
CRUDE OIL	130	12,636,300	May 2013-December 2013	540,752
DAX INDEX FUTURE	39	9,749,474	June 2013	(209,366)
E-MINI DOW ($5) INDEX	37	2,681,945	June 2013	20,765
E-MINI NASDAQ 100	186	10,456,920	June 2013	55,515
EUR/CHF	4	640,487	June 2013	(8,902)
EUR/GBP	5	803,167	June 2013	(25,238)
EUR/JPY	4	639,992	June 2013	(23,894)
EUR-BTP ITALIAN GOVERNMENT BOND	4	556,396	June 2013	4,192
EURIBOR	1,614	515,183,192	June 2013-March 2016	(10,399)
EURO BUND	242	45,133,879	June 2013	374,212
EURO FX	19	3,045,463	June 2013	(40,373)
EURO-BOBL	137	22,254,604	June 2013	127,626
EURO-OAT	6	1,046,184	June 2013	7,422
EUROSCHATZ	396	56,255,823	June 2013	59,339
EUROSTOXX 50	191	6,253,288	June 2013	(172,903)
FTSE 100 INDEX	112	10,810,520	June 2013	(71,438)
FTSE/JSE TOP 40 INDEX	4	153,804	June 2013	(3,834)
GAS OIL	110	10,125,500	June 2013	20,325
GBP/JPY	3	567,634	June 2013	(3,012)
GOLD	11	1,755,270	June 2013	(12,290)
HANG SENG INDEX	15	2,155,830	April 2013	7,232
HEAT OIL	28	3,566,808	June 2013	16,220
H-SHARES INDEX	7	490,720	April 2013	(2,718)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts
March 31, 2013 (Unaudited)

Description	Long Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
IBEX 35+ INDEX	21	$ 2,108,878	April 2013	$ (156,489)
JAPENESE YEN	26	3,455,725	June 2013	2,827
LEAD	81	4,273,015	April 2013-December 2013	(421,862)
LEAN HOG	3	100,910	April 2013-June 2013	(2,120)
LONG GILT BOND	162	29,244,539	June 2013	524,665
MEXICAN PESO	143	5,748,600	June 2013	69,590
MIDCAP E-MINI INDEX	17	1,956,700	June 2013	32,100
MINI NK225 INDEX	147	1,934,621	June 2013	27,652
MINI RUSSELL2000 INDEX	15	1,423,350	June 2013	11,675
MINI-S&P INDEX	264	20,627,640	June 2013	207,237
MSCI TAIWAN INDEX	51	1,450,440	April 2013	21,200
NATURAL GAS	120	4,842,510	May 2013-December 2013	252,280
NEKKEI 225	6	374,700	June 2013	17,700
NEW ZEALAND DOLLAR	54	4,493,340	June 2013	45,905
NICKEL	39	3,895,415	April 2013-December 2013	(208,950)
NIKKEI 225 INDEX	33	3,423,636	June 2013	142,019
NYH RBOB UNLEADED GAS	15	1,958,544	May 2013-June 2013	(4,066)
NZD/JPY	1	166,111	June 2013	(626)
OAT	10	198,125	May 2013	1,800
OMXS 30 INDEX	16	291,662	April 2013	1,304
ORANGE JUICE	9	182,453	May 2013	1,628
PALLADIUM	2	153,650	June 2013	1,050
PLATINUM	7	232,360	July 2013-February 2014	(7,058)
RAPESEED	11	336,483	May 2013	(64)
S&P/MIB ITALIAN INDEX	20	1,927,593	June 2013	(68,838)
S&P/TSX 60 (CAD)	26	3,725,457	June 2013	(23,279)
SGX CNX NIFTY INDEX	20	228,800	April 2013	1,887
SGX MSCI SINGAPORE INDEX	11	662,678	April 2013	10,409
SIMEX MINI JAPENSE GOVERNMENT BOND	20	3,087,879	June 2013	5,477
SOYBEAN	42	2,908,625	May 2013-November 2013	(92,614)
SOYMEAL	5	202,300	May 2013	(9,760)
SOYOIL	2	60,132	May 2013	(492)
SPI 200	21	2,716,894	June 2013	(27,271)
SUGAR	13	257,130	May 2013	(15,389)
SWISS FED BONDS	3	481,953	June 2013	980
SWISS FRANC	9	1,186,425	June 2013	(5,940)
SWISS MARKET INDEX	17	1,377,623	June 2013	7,516
TIN (LME)	12	1,393,500	June 2013	(97,140)
TOPIX INDEX	9	991,987	June 2013	32,849
US DOLLAR INDEX	104	8,650,200	June 2013	30,040
US TREASURY BILLS	35	5,056,406	June 2013	16,390
USD/NOK	1	100,206	June 2013	676
USD/ZAR	7	705,840	June 2013	1,854
WHEAT	27	930,063	May 2013-December 2013	(29,621)
WHITE SUGAR NO5	20	503,300	May 2013	(29,125)
YEN DENOMINATED NIKKEI	9	592,947	June 2013	34,626
ZINC (LME)	154	7,302,429	April 2013-December 2013	(711,186)

Net Unrealized Depreciation from Open Long Futures Contracts				(2,206,405)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts (Continued)
March 31, 2013 (Unaudited)

Description	Short Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
10YR GOVERNMENT BOND	14	$ 8,592,496	June 2013	$ (25,787)
10YR JGB	10	15,438,336	June 2013	(44,152)
3 MONTH EURO SWISS FRANC	2	527,023	June 2013-September 2013	(448)
3 MONTH STERLING	48	9,071,401	June 2013-September 2013	(437)
30 DAY FED FUNDS	9	3,745,029	April 2013-July 2013	31
30 DAY INTERBANK CASH RATE	20	4,985,441	April 2013	861
3YR GOVERNMENT T BOND	37	5,242,605	June 2013	(11,434)
90 DAY EURO TIME DEPOSIT	19	4,732,425	September 2013	(775)
ALUMINUM	366	17,371,988	April 2013-December 2013	1,096,412
AUD 90DAY BILL	49	11,889,502	June 2013-September 2013	(4,606)
AUSTRALIAN DOLLAR	9	931,770	June 2013	(450)
BANK ACCEPTANCE NOTE	3	727,811	June 2013-September 2013	49
BRENT OIL	82	9,002,780	June 2013	(76,470)
BRITISH POUNDS	126	11,942,438	June 2013	(132,538)
CANADIAN DOLLAR	159	15,615,390	June 2013	(105,686)
COCOA	27	591,877	May 2013-July 2013	(11,764)
COFFEE	42	2,162,925	May 2013-July 2013	54,488
COPPER	56	4,762,800	May 2013	148,810
COPPER (LME)	298	56,125,806	August 2013-July 2014	2,316,105
CORN	136	3,677,475	May 2013-December 2013	143,646
COTTON #2	9	393,165	December 2013	(874)
CRUDE OIL	97	9,456,580	May 2013-August 2013	(494,892)
EUR/SEK	7	1,121,546	June 2013	25,553
EURIBOR	11	3,514,633	June 2013-December 2013	705
EURO BUND	16	2,984,058	June 2013	(4,128)
EURO FX	68	10,899,550	June 2013	42,306
EURO-BOBL	40	6,497,695	June 2013	(31,637)
EUROSCHATZ	6	852,361	June 2013	(570)
FEEDER CATTLE	11	797,075	April 2013-May 2013	(16,212)
GAS OIL	111	10,190,925	April 2013-May 2013	(14,550)
GBP/NZD	1	190,702	June 2013	(518)
GOLD	53	8,457,210	June 2013	31,190
HANG SENG INDEX	2	287,444	April 2013	747
HEAT OIL	29	3,710,658	May 2013-June 2013	(40,337)
IBEX 35+ INDEX	9	903,805	April 2013	78,348
JAPENESE YEN	97	12,892,513	June 2013	(235,488)
LEAD	82	4,325,602	April 2013-December 2013	395,652
LEAN HOG	32	1,165,670	June 2013-July 2013	(11,580)
LIVE CATTLE	66	3,286,300	April 2013-August 2013	(26,970)
LONG GILT BOND	4	722,087	June 2013	(2,629)
MINI NK225 INDEX	47	618,552	June 2013	(9,069)
NATURAL GAS	32	1,301,120	June 2013	(76,480)
NEW ZEALAND 90 DAY BANK BILL	3	572,131	June 2013	(469)
NICKEL	48	4,793,331	May 2013-December 2013	170,867
NIKKEI 225 INDEX	13	1,185,523	June 2013	(14,302)
PLATINUM	1	78,730	July 2013	400

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
Futures Contracts (Continued)
March 31, 2013 (Unaudited)

Description	Short Contracts +	Notional Amount at Value ++	Expiration Date	Unrealized Appreciation/ (Depreciation)
RED SPRING WHEAT	2	$ 78,025	May 2013	$ 2,075
ROUGH RICE	1	30,720	May 2013	1,450
RUSSIAN RUBLE	21	1,665,300	June 2013	11,250
S&P/TSX 60 (CAD)	9	1,289,581	June 2013	1,946
SGX CNX NIFTY INDEX	35	400,400	April 2013	(1,887)
SILVER	17	2,407,455	May 2013	48,770
SOYBEAN	27	1,864,800	May 2013-November 2013	32,664
SOYMEAL	1	40,460	May 2013	2,750
SOYOIL	61	1,834,458	May 2013-July 2013	3,378
SUGAR	97	1,919,030	May 2013-July 2013	55,003
SWISS FED BONDS	1	160,651	June 2013	(327)
SWISS FRANC	28	3,691,100	June 2013	2,388
TIN (LME)	12	1,393,500	June 2013	93,300
TOPIX INDEX	5	551,104	June 2013	(8,915)
ULTRA TREASURY BOND	1	157,594	June 2013	(1,562)
USD IBOVESPA INDEX	4	225,300	April 2013	(1,820)
USD/SEK	16	1,599,314	June 2013	(29,247)
VOLATILITY INDEX	21	324,800	April 2013-May 2013	2,550
WHEAT	81	2,823,963	May 2013-July 2013	119,572
WHITE SUGAR NO5	6	150,990	May 2013	2,590
ZINC (LME)	177	8,388,649	April 2013-December 2013	599,434
Net Unrealized Appreciation from Open Short Futures Contracts				4,046,280

	Net Unrealized Appreciation from Open Futures Contracts			$ 1,839,875

+ This investment is a holding of MutualHedge Fund Limited CFC.

++ This schedule provides the detail of futures contracts the Fund held as of the date of the financial statements, March 31, 2013. The amounts shown in column 3 ("Notional Amount at Value") of this Schedule are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to variables specified by the notional values affects the fair value of these derivative financial instruments. Finally, the notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The Fund is fully at risk for its investments in the commodity pools (consolidated as of March 31, 2013) outlined in the Notes to Consolidated Financial Statements in this report, which totals approximately $57,407,472.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 592,558,118
At fair value	$ 597,311,874
Cash	237,212,739
Net unrealized appreciation from open futures contracts	1,839,875
Receivable for fund shares sold	3,811,063
Dividends and interest receivable	235,432
Due from brokers	13,000
Receivable for securities sold	270
Prepaid expenses and other assets	54,301
TOTAL ASSETS	840,478,554

LIABILITIES
Unrealized depreciation on swap contract	18,223,224
Unrealized depreciation on forward foreign currency exchange contracts	239,104
Options written at fair value (Premiums received $738,857)	757,834
Due to broker - swap contract	10,429,105
Payable for fund shares repurchased	4,026,151
Investment advisory fees payable	923,410
Management fees payable	180,850
Distribution (12b-1) fees payable	153,128
Incentive fees payable	125,679
Fees payable to other affiliates	70,728
Accrued expenses and other liabilities	6,645
TOTAL LIABILITIES	35,135,858
NET ASSETS	$ 805,342,696

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 855,746,749
Accumulated net investment loss	(66,210,015)
Accumulated net realized gain from security transactions, options contracts, futures contracts, forward foreign currency exchange contracts, currency translations and swap contract	23,535,293
Net unrealized depreciation of investments, futures contracts, options contracts, forward foreign currency exchange contracts and swap contract	(11,887,674)
Net assets - controlling interest	801,184,353
Non-controlling interest	4,158,343
NET ASSETS	$ 805,342,696

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2013 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 438,127,205
Shares of beneficial interest outstanding	45,469,052
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)(b)	$ 9.64
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$ 10.23

Class C Shares:
Net Assets	$ 68,363,580
Shares of beneficial interest outstanding	7,233,116
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.45

Class I Shares:
Net Assets	$ 294,693,568
Shares of beneficial interest outstanding	30,478,255
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 9.67

(a)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within twelve months of purchase.
(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(c) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends	$ 4,007,000
Interest	199,179
TOTAL INVESTMENT INCOME	4,206,179
EXPENSES
Investment advisory fees +	7,189,709
Distribution (12b-1) fees:
Class A	579,805
Class C	364,392
Incentive fees+	257,967
Administrative services fees+	391,217
Transfer agent fees	467,199
Professional fees+	125,584
Accounting services fees	62,338
Custodian fees	62,328
Registration fees	37,396
Non 12b-1 shareholder services fees	49,863
Compliance officer fees	14,808
Printing and postage expenses	24,932
Trustees fees and expenses	3,742
Insurance expense	24,138
Other expenses+	123,200
TOTAL EXPENSES	9,778,618
Less: Fees waived by the Advisor	(432,780)
NET EXPENSES	9,345,838
NET INVESTMENT LOSS	(5,139,659)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	(2,337,875)
Swap contract	(811,615)
Futures contracts	(17,948,380)
Options written	1,292,952
Forward foreign currency contracts and currency translations	1,775,414
Broker commissions	(903,385)
Distributions from exchange traded funds	419,376
(18,513,513)
Net change in unrealized appreciation (depreciation) of:
Investments	(1,288,428)
Options written	(311,249)
Futures contracts	(38,801)
Forward foreign currency contracts	(854,660)
Swap contract	(796,458)
(3,289,596)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(21,803,109)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (26,942,768)
Net loss attributable to the non-controlling interest	829,887
NET DECREASE IN NET ASSETS FROM OPERATIONS
ATTRIBUTABLE TO MUTUALHEDGE FRONTIER LEGENDS FUND	$ (26,112,881)
+ This is an expense of MutualHedge Fund Limited CFC. See Note 4.

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2013	September 30,
	(Unaudited)	2012
FROM OPERATIONS
Net investment loss	$ (5,139,659)	$ (11,901,300)
Net realized loss from investment transactions, written options swap contract, futures contracts, forward foreign
currency contracts and currency translations	(18,932,889)	(8,619,878)
Distributions from exchange traded funds	419,376	526,579
Net change in unrealized appreciation (depreciation)
of investments, futures contracts, options written, forward
foreign currency contracts and swap contract	(3,289,596)	(5,974,220)
Net decrease in net assets resulting from operations	(26,942,768)	(25,968,819)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(18,319,707)
Class C	-	(2,268,513)
Class I	-	(8,861,214)
From net realized gains
Class A	-	(107,294)
Class C	-	(14,612)
Class I	-	(49,846)
Net decrease in net assets from distributions to shareholders	-	(29,621,186)

CAPITAL TRANSACTIONS - CONTROLLING INTEREST
Proceeds from shares sold:
Class A	74,419,276	306,351,505
Class C	9,043,085	36,693,194
Class I	94,409,374	291,521,279
Net asset value of shares issued in reinvestment of distributions:
Class A	-	15,564,320
Class C	-	2,081,622
Class I	-	6,922,555
Redemption fee proceeds:
Class A	35,490	45,283
Class C	4,185	5,647
Class I	6,199	17,037
Payments for shares redeemed:
Class A	(122,386,263)	(241,888,348)
Class C	(16,037,820)	(15,635,736)
Class I	(122,132,778)	(109,235,025)
Total Increase (Decrease) in Net Assets from Capital Transactions -
Controlling Interest	(82,639,252)	292,443,333

TOTAL INCREASE (DECREASE) IN NET ASSETS -
CONTROLLING INTEREST	(109,582,020)	236,853,328

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	For the Six	For the
	Months Ended	Year Ended
	March 31, 2013	September 30,
	(Unaudited)	2012

CAPITAL TRANSACTIONS - NON-CONTROLLING INTEREST
Proceeds from contributions	4,237,720	1,033,370
Withdrawals	(963,918)	(148,829)
Total Increase in Net Assets from Capital Transactions -
Non-controlling Interest	3,273,802	884,541

NET ASSETS
Beginning of Period	911,650,914	673,913,045
End of Period *	$ 805,342,696	$ 911,650,914
*Includes accumulated net investment loss of:	$ (66,210,015)	$ (61,070,356)

	For the Six	For the
	Months Ended	Year Ended
	March 31, 2013	September 30,
	(Unaudited)	2012

SHARE ACTIVITY
Class A:
Shares Sold	7,722,037	30,150,500
Shares Reinvested	-	1,568,649
Shares Redeemed	(12,724,811)	(23,990,329)
Net increase (decrease) in shares of beneficial interest outstanding	(5,002,774)	7,728,820

Class C:
Shares Sold	955,731	3,660,277
Shares Reinvested	-	211,943
Shares Redeemed	(1,697,512)	(1,574,620)
Net increase (decrease) in shares of beneficial interest outstanding	(741,781)	2,297,600

Class I:
Shares Sold	9,796,074	28,628,310
Shares Reinvested	-	697,757
Shares Redeemed	(12,587,093)	(10,835,644)
Net increase (decrease) in shares of beneficial interest outstanding	(2,791,019)	18,490,423

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		For the Six
		Months Ended
		March 31,		Year Ended		Year Ended		Period Ended
		2013		September 30,		September 30,		September 30,
		(Unaudited)		2012		2011		2010 (1)
	Net asset value, beginning of period	$ 9.94		$ 10.67		$ 10.10		$ 10.00

	Activity from investment operations:
	Net investment loss (2)	(0.06)		(0.14)		(0.51)		(0.09)
	Net realized and unrealized
	gain (loss) on investments	(0.24)		(0.22)		1.43		0.19
	Total from investment operations	(0.30)		(0.36)		0.92		0.10

	Less distributions from:
	Net investment income	-		(0.37)		(0.35)		-
	Net realized gains	-		(0.00)	(10)	(0.00)	(10)	-
	Total distributions	-		(0.37)		(0.35)		-

	Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00

	Net asset value, end of period	$ 9.64		$ 9.94		$ 10.67		$ 10.10

	Total return (3)	(3.02)%	(9)	(3.33)%		9.32%		1.00%	(9)

	Net assets, at end of period (000s)	$ 438,127		$ 501,465		$ 456,108		$ 113,177

Ratios including the income and expenses of MFL-CFC
	Ratio of gross expenses to average
	net assets (4)(7)(12)	2.36%	(5)	2.41%		5.96%		-	(11)
	Ratio of net expenses to average
	net assets (7)(13)	2.26%	(5)	2.38%		5.93%	(6)	-	(11)
	Ratio of net investment loss
	to average net assets (8)(14)	(1.24)%	(5)	(1.41)%		(4.87)%		-	(11)

	Portfolio Turnover Rate	0%	(9)	9%		68%		0%	(9)

(1)	The MutualHedge Frontier Legends Fund's Class A and Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010, the ratios would have been as follows:

	Ratio of gross expenses to average
	net assets (4)(7)							9.21%	(5)
	Ratio of net expenses to average
	net assets (7)							8.43%	(5)
	Ratio of net investment loss
	to average net assets (8)							(7.42)%	(5)
(12)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(7)	1.96%	(5)	1.89%		1.97%		2.98%	(5)
(13)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (7)	1.86%	(5)	1.86%		1.93%	(6)	2.20%	(5)
(14)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (8)	(0.84)%	(5)	(0.90)%		(0.85)%		(1.19)%	(5)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the Six
		Months Ended
		March 31,		Year Ended		Year Ended		Period Ended
		2013		September 30,		September 30,		September 30,
		(Unaudited)		2012		2011		2010 (1)
	Net asset value, beginning of period	$ 9.78		$ 10.55		$ 10.05		$ 10.00

	Activity from investment operations:
	Net investment loss (2)	(0.09)		(0.22)		(0.58)		(0.14)
	Net realized and unrealized
	gain (loss) on investments	(0.24)		(0.21)		1.41		0.19
	Total from investment operations	(0.33)		(0.43)		0.83		0.05

	Less distributions from:
	Net investment income	-		(0.34)		(0.33)		-
	Net realized gains	-		(0.00)	(10)	(0.00)	(10)	-
	Total distributions	-		(0.34)		(0.33)		-

	Paid-in-Capital From Redemption Fees (10)	0.00		0.00		0.00		0.00

	Net asset value, end of period	$ 9.45		$ 9.78		$ 10.55		$ 10.05

	Total return (3)	(3.37)%	(9)	(4.09)%		8.45%		0.50%	(9)

	Net assets, at end of period (000s)	$ 68,364		$ 78,011		$ 59,920		$ 8,836

Ratios including the income and expenses of MFL-CFC
	Ratio of gross expenses to average
	net assets (4)(7)(12)	3.11%	(5)	3.16%		6.71%		-	(11)
	Ratio of net expenses to average
	net assets (7)(13)	3.00%	(5)	3.13%		6.67%	(6)	-	(11)
	Ratio of net investment loss
	to average net assets (8)(14)	(1.99)%	(5)	(2.17)%		(5.62)%		-	(11)

	Portfolio Turnover Rate	0%	(9)	9%		68%		0%	(9)

(1)	The MutualHedge Frontier Legends Fund's Class C shares commenced operations December 31, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(7)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.
(9)	Not annualized.
(10)	Amount represents less than $0.01 per share.
(11)	If the income and expenses of MFL-CFC had been included for the period ended September 30, 2010, the ratios would have been as follows:

	Ratio of gross expenses to average
	net assets (4)(7)							12.20%	(5)
	Ratio of net expenses to average
	net assets (7)							9.18%	(5)
	Ratio of net investment loss
	to average net assets (8)							(8.21)%	(5)
(12)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(7)	2.71%	(5)	2.65%		2.71%		5.97%	(5)
(13)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (7)	2.61%	(5)	2.61%		2.67%	(6)	2.95%	(5)
(14)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (8)	(1.59)%	(5)	(1.65)%		(1.60)%		(1.99)%	(5)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		For the Six
		Months Ended
		March 31,		Year Ended		Period Ended
		2013		September 30,		September 30,
		(Unaudited)		2012		2011 (1)
	Net asset value, beginning of period	$ 9.96		$ 10.68		$ 10.23

	Activity from investment operations:
	Net investment loss (2)	(0.05)		(0.07)		(0.16)
	Net realized and unrealized
	gain (loss) on investments	(0.24)		(0.26)		0.61
	Total from investment operations	(0.29)		(0.33)		0.45

	Less distributions from:
	Net investment income	-		(0.39)		-
	Net realized gains	-		(0.00)	(9)	-
	Total distributions	-		(0.39)		-

	Paid-in-Capital From Redemption Fees (9)	0.00		(0.00)		0.00

	Net asset value, end of period	$ 9.67		$ 9.96		$ 10.68

	Total return (3)	(2.91)%	(8)	(3.08)%		4.40%	(8)

	Net assets, at end of period (000s)	$ 294,694		$ 331,291		$ 157,885

Ratios including the income and expenses of MFL-CFC
	Ratio of gross expenses to average
	net assets (4)(6)(10)	2.11%	(5)	2.17%		5.43%	(5)
	Ratio of net expenses to average
	net assets (6)(11)	2.01%	(5)	2.13%		5.33%	(5)
	Ratio of net investment loss
	to average net assets (7)(12)	(0.99)%	(5)	(1.19)%		(4.36)%	(5)

	Portfolio Turnover Rate	0%	(8)	9%		68%	(8)

(1)	The MutualHedge Frontier Legends Fund's Class I shares commenced operations May 24, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Does not include the expenses of other exchange traded funds in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the exchange traded funds in which the Fund invests.
(8)	Not annualized.
(9)	Amount represents less than $0.01 per share.
(10)	Ratio of gross expenses to average
	net assets excluding the expenses of MFL-CFC (4)(6)	1.71%	(5)	1.65%		1.70%	(5)
(11)	Ratio of net expenses to average
	net assets excluding the expenses of MFL-CFC (6)	1.61%	(5)	1.61%		1.61%	(5)
(12)	Ratio of net investment loss to average net assets
	excluding the income and expenses of MFL-CFC (7)	(0.59)%	(5)	(0.67)%		(0.62)%	(5)

See accompanying notes to consolidated financial statements.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2013 (Unaudited)

1.

ORGANIZATION

The MutualHedge Frontier Legends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class C and Class I shares. The Fund seeks to achieve capital appreciation in both rising and falling (bull and bear) equity markets with an annual volatility that is generally lower than the volatility experienced by the S&P 500 Index. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares.    Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Investments in trading companies are valued at a fair value based on the net asset value as reported by underlying trading companies. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Equinox Fund Management, LLC (the “Advisor”) fair values the investments of systematic trading companies based on the Commodity Trading Advisor’s (the “CTA”) estimated position information on a same-trading day basis. The Advisor reviews and approves current day pricing of the CTA positions, as received from the administrator of the systematic trading company, which includes intra-day volatility and volume, expenses and daily performance fees, which is then used to determine a daily fair value NAV for each CTA. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 426,895,478	$ -	$ -	$ 426,895,478
Structured Note	-	14,538,000	-	14,538,000
Purchased Options	-	3,008,110	-	3,008,110
Short-Term Investments	152,870,286	-	-	152,870,286
Futures Contracts	1,839,875	-	-	1,839,875
Total	$ 581,605,639	$ 17,546,110	$ -	$ 599,151,749

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$ -	$ 18,223,224	$ -	$ 18,223,224
Written Options	-	757,834	-	757,834
Forward Foreign Currency Contracts	-	239,104	-	239,104
Total	$ -	$ 19,220,162	$ -	$ 19,220,162

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MutualHedge Fund Limited (“MFL-CFC”), a wholly owned and controlled subsidiary. The consolidated financial statements of MFL-CFC include the financial statements of certain majority owned systematic trading companies. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund's investments in the MFL-CFC is as follows:

	Inception Date of MFL-CFC	MFL-CFC Net Assets at March 31, 2013	% of the Fund’s Total Net Assets at March 31, 2013
MFL-CFC	1/12/2010	$ 193,949,296	24.08%

MFL-CFC, through its investments in systematic trading companies, utilizes commodity based derivative products to facilitate the Fund’s pursuit of its investment objective. The systematic trading companies are majority owned commodity pool (CP) subsidiaries which invest in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs. CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts. It is anticipated the CTA programs will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. MFL-CFC obtained a controlling economic interest (greater than 50%) in the systematic trading companies during the six months ended March 31, 2013 and began consolidating the operations of each systematic trading company upon obtaining economic control. The non-controlling interest is the portion of equity ownership in each systematic trading company not attributable to MFL-CFC or the Fund. MFL-CFC accounted for its investment in each systematic trading company at fair value, utilizing the net asset value provided by the underlying investment advisor. Investments in the systematic trading companies may be withdrawn on any business day given two business days’ notice.

For tax purposes, MFL-CFC is an exempted Cayman investment company. MFL-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MFL-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, MFL-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Prime Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 – 2011) or expected to be taken on the Fund’s 2012 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statement of Operations. For the six months ended March 31, 2013, the Fund had realized gains of $1,701,018 from forward foreign currency contracts.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended March 31, 2013, the Fund had realized loss of $17,948,380 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty.   Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations.   Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

MFL-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap.  As of March 31, 2013, the notional value of the swap was $740,441,880.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.   In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of March 31, 2013, the net change in unrealized depreciation on the swap contract was $796,458. For the six months ended March 31, 2013, the Fund had realized losses of $811,615 from swap contracts.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity risk and currency risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended March 31, 2013, the Fund had a loss of $2,287,582 on purchased options and this loss is included in the line item marked “Net realized gain from security transactions” on the Consolidated Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $396,733 as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of investments” on the Consolidated Statement of Operations.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, the Fund had a realized gain of $1,292,952 on options written and this gain is included in the line item marked “Net realized gain (loss) from options written” on the Consolidated Statement of Operations in this shareholder report.  The net change in unrealized appreciation (depreciation) on written options was $(311,249) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of options written” on the Consolidated Statement of Operations.

Transactions in option contracts written by the Fund during the six months ended March 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, at September 30, 2012	996	$ 2,156,352
Options written	4,022	3,962,618
Options expired	(3,726)	(4,729,025)
Options closed	(702)	(651,088)
Options outstanding, at March 31, 2013	590	$ 738,857

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2013:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Commodity Contracts	Investment Securities, at fair value	Options written, at fair value
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized appreciation from open futures contracts	Unrealized depreciation on swap contract
Currency Contracts	Net unrealized appreciation on forward foreign currency contracts

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2013:

Asset Derivatives Investment Fair Value
	Commodity	Currency	Equity	Interest Rate	Total as of March 31, 2013
Options Purchased	$ 2,145,230	$ 645,620	$ 217,260	$ -	$ 3,008,110
Futures Contracts	666,631	(322,831)	(228,154)	1,724,229	1,839,875
	$ 2,811,861	$ 322,789	$ (10,894)	$ 1,724,229	$ 4,847,985

Liability Derivatives Investment Fair Value
	Commodity	Currency	Equity	Interest Rate	Total as of March 31, 2013
Options Written	$ 660,601	$ 71,718	$ 25,515	$ -	$ 757,834
Forward Foreign Currency Contracts	-	239,104	-	-	239,104
Swap Contract	-	-	18,223,224	-	18,223,224
	$ 660,601	$ 310,822	$ 18,248,739	$ -	$ 19,220,162

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts
Net realized gain (loss) from futures contracts
Net realized gain (loss) from forward foreign currency exchange contracts
Net realized gain (loss) from options written
Net realized gain (loss) from swap contract
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from forward foreign currency contracts
Net change in unrealized appreciation/depreciation from options written
Net change in unrealized appreciation/depreciation from swap contract

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the Fund’s realized and unrealized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2013:

Net Change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2013
Futures	$ (755,738)	$ (126,838)	$ 2,201,669	$ (1,357,894)	$ (38,801)
Options Purchased	248,088	(47,746)	196,391	-	396,733
Options Written	(300,261)	33,754	(44,742)	-	(311,249)
Swap Contract	-	-	(796,458)	-	(796,458)
Forward Foreign Currency Contracts	-	(854,660)	-	-	(854,660)
	$ (807,911)	$ (995,490)	$ 1,556,860	$ (1,357,894)	$ (1,604,435)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Period Ended March 31, 2013
Futures	$ (13,236,719)	$ (81,660)	$ 3,517,737	$ (8,147,738)	$ (17,948,380)
Options Purchased	(2,484,133)	1,230,965	(523,228)	(511,186)	(2,287,582)
Options Written	1,479,723	(476,782)	206,317	83,694	1,292,952
Swap Contract	-	-	(811,615)	-	(811,615)
Forward Foreign Currency Contracts	-	1,701,018	-	-	$ 1,701,018
	$ (14,241,129)	$ 2,373,541	$ 2,389,211	$ (8,575,230)	$ (18,053,607)

The derivative instruments outstanding as of March 31, 2013 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Fluctuations in the value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $0 and $0 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Equinox Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.45% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.86%, 2.61% and 1.61% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.   Prior to February 1, 2011, the Advisor had agreed to waive a portion of its advisory fee and reimburse the Fund for other expenses so that the total expenses incurred by the Fund did not exceed 2.20% and 2.95% per annum of the Fund’s average daily net assets for Class A and Class C shares, respectively. For the six months ended March 31, 2013, the Advisor waived fees in the amount of $432,780.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's operating expenses are subsequently less than 1.86%, 2.61% and 1.61% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.86%, 2.61% and 1.61% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.86%, 2.61% and 1.61%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The following amounts are subject to recapture by the Fund by the following dates:

9/30/2013	$184,020
9/30/2014	$151,935
9/30/2015	$301,993

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended March 31, 2013, MFL-CFC held a majority of the outstanding units of the following systemic trading companies: E2 Beach Horizon TradeCo. – Horizon Program LLC, E2 Cantab TradeCo LLC, E2 John Locke TradeCo – Cyril Program LLC, E2 Mesirow TradeCo – Absolute Return Plus Program LLC, E2 QCM TradeCo – Global Diversified Program LLC, E2 QIM TradeCo – Global Program LLC, E2 Quest TradeCo – QTI Program LLC, E2 Tiverton TradeCo – Discretionary Program LLC and WNTN TradeCo – Diversified Program, LLC E2.  Such trading companies have engaged Beach Horizon LLP (Beach), Cantab Capital Partners LLP (Cantab), John Lock Investments SA (John Locke), Mesirow Financial Commodities Management, LLP (Mesirow), Quality Capital Management, Ltd. (QCM), Quantitative Investment Management, LLC (QIM), Quest Partners LLC (Quest), Tiverton Trading (Tiverton) and Winton Capital Management Ltd. (Winton), (each, a “CTA”), to provide trading advisory services to the relevant trading company.

Pursuant to the terms of the respective Advisory Agreements between each CTA and the relevant trading company, Beach, Cantab, John Locke, Mesirow, QCM, QIM, Quest, Tiverton and Winton are entitled to receive an advisory fee on a monthly basis in respect of futures trading advisory services provided to such trading company. Such fee is accrued daily and paid monthly equal to annual percentages of net assets ranging from 0.45% to 1.25%, in accordance with each individual CTA advisory agreement. The total advisory fee charged to MFL-CFC for the six months ended March 31, 2013 was $1,115,055.

The CTAs are entitled to receive an Incentive fee in respect of each of the CTA portfolios.  Pursuant to Advisory Agreements, the CTAs received percentages of the new high net trading profits at the end of each calendar quarter during the six months ended March 31, 2013 ranging from 20.00% to 25.00%, in accordance with each individual CTA advisory agreement.

New high net trading profits is equal to the net profits of the trading company during the period, if any, including gross realized trading profits plus or minus the change in unrealized profit (loss) on open positions minus broker commissions, exchange fees and other transaction related fees and expenses charged in connection with the trading company’s trading activities. The total incentive fees charged to MFL-CFC for the six months ended March 31, 2013 was $257,967.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the six months ended March 31, 2013, the Distributor received $143,144 in underwriting commissions for sales of Class A shares, of which $18,716 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2013, the Fund pays its pro rata share of a total fee of $27,625 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2013, the Fund assessed $45,874 in redemption fees.

6.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

	Year Ended September 30, 2012	Year Ended September 30, 2011
Ordinary Income	$ 26,424,714	$ 7,047,684
Long-Term Capital Gain	182,469	1,608
Return of Capital	3,014,003	-
	$ 29,621,186	$ 7,049,292

MutualHedge Frontier Legends Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

March 31, 2013 (Unaudited)

As of September 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Post October & Late Year Losses	Unrealized Appreciation/ (Depreciation)	Other Book/Tax Differences	Total Accumulated Earnings/ (Deficits)
$ -	$ -	$ -	$ (6,423,456)	$ (27,620,230)	$ 6,424,058	$ (27,619,628)

The difference between book basis and tax basis unrealized appreciation, undistributed ordinary income and accumulated net realized gain from security transactions is primarily attributable to the tax treatment of the Fund’s wholly-owned subsidiary.  Other book/tax differences are primarily attributable to adjustments resulting from the Fund’s investment in its wholly-owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses as follows:

Late Year Losses
$ 6,423,456

Permanent book and tax differences, primarily attributable to net operating losses and the reclassification of ordinary distributions, resulted in reclassification for the period ended September 30, 2012 as follows:

Paid in Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain/(Loss) From Security Transactions
$ (4,122,328)	$ 4,254,577	$ (132,249)

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the consolidated financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

MutualHedge Frontier Legends Fund

EXPENSE EXAMPLES

March 31, 2013 (Unaudited)

As a shareholder of the MutualHedge Frontier Legends Fund (The “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the MutualHedge Frontier Legends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2012 through March 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/13	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$969.80	$11.10	2.26%
Class C	1,000.00	966.30	14.76	3.01%
Class I	1,000.00	970.90	9.88	2.01%

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12 – 3/31/12	Expense Ratio During Period** 10/1/12 – 3/31/13
Class A	$1,000.00	$1,013.66	$11.35	2.26%
Class C	1,000.00	1,009.92	15.08	3.01%
Class I	1,000.00	1,014.91	10.10	2.01%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

MutualHedge Frontier Legends Fund

SUPPLEMENTAL INFORMATION

March 31, 2013 (Unaudited)

Renewal of Advisory Agreement – MutualHedge Frontier Legends Fund*

In connection with the November 14 and 15, 2012 regular meeting of the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Equinox Fund Management, LLC (the “Adviser”) and the Trust, on behalf of MutualHedge Frontier Legends Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board discussed the adviser’s Investment and Risk Oversight Committee and noted, with satisfaction, that it provides oversight of all investment-related activities for compliance with investment policies and guidelines, prospectus disclosure, and regulatory requirements.  They noted that the Committee also establishes investment performance objectives, both periodic and long term, and monitors performance versus these objectives.  The Trustees discussed the benefits of the adviser using a due diligence committee.  The Trustees also discussed the adviser’s NFA exam conducted in September 2011, and noted that the adviser had provided copies of the exam letters and noted that Trust counsel had indicated that the adviser appeared to have responded appropriately to the issues raised.  The Trustees agreed that the quality of the overall services provided by the adviser was strong.

Performance. The Trustees reviewed the performance of the Fund and noted that, despite its actual negative performance for the 1 year, the Fund outperformed its peers and its category for the 1 year and since inception.  The Trustees discussed the Fund’s peer group and how it had been constructed noting that the adviser had included funds that, in its assessment, have investment and strategies that are close to those of the Fund.  They noted that some funds in the peer group had shorter track records than the Fund.  The Trustees indicated their satisfaction with the Fund’s performance relative to its comparables.

Fees and Expenses. The Trustees discussed the fee charged by the adviser and noted that at 1.45% it is slightly higher than the peer group average of 1.33%, but that the Fund’s fee is reasonable in light of factors including the fact that the peer group include a number of single strategy funds whereas the Fund employs multiple commodity strategies.  They noted that the Fund’s expenses are not the highest in its peer group, and that its relatively high level may also be explained by the costs associated with the underlying pool expense.  The Trustees considered that the adviser has a revenue sharing arrangement in place to support marketing and distribution, and an expense cap, both of which benefit shareholders.

Economies of Scale. The Trustees considered that the adviser has proactively lowered its management fee and expense cap since the Fund’s inception to share economies with shareholders.  They also noted that the adviser has invested in the Fund’s distribution efforts which will help grow the Fund, and indirectly benefit shareholders.  The Trustees agreed that the Adviser appears to be investing their profits to grow and market the Fund.  The Board considered that the Adviser continues to make significant investments in infrastructure to provide quality portfolio management services as the Fund grows and they will revisit the issue as assets continue to grow, and will review annually.

Profitability. The Board noted that, based on the profitability analysis provided by the adviser, the adviser realized meaningful profits during the previous year.  They further noted, however, that after consideration of distribution expenses, the adviser realized a significantly lower level of profit. The Trustees discussed the adviser’s efforts related to distribution and increase in the Fund’s asset levels and that the adviser’s willingness to reinvest its legitimate profits in the Fund is meaningful and benefits shareholders.  The Board concluded that, overall, the level of profit is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLFT and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR

Equinox Fund Management, LLC
1775 Sherman St. Suite 2500

Denver, CO 80264

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/6/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/6/13